Note 3 - Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	February 18, 2022	April 15, 2022
Expected life (in years)	2.08	1.93
Expected volatility	50%	50%
Risk-free rate	1.23%	1.83%
Dividend	0%	0%

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Preliminary Allocation
(in thousands)
Accounts receivable, net	$429
Prepaid expenses and other current assets	72
Property and equipment	22
Goodwill	3,950
Technology and software	2,750
Customer related assets	909
Other assets	997
Accrued expenses and other liabilities	(718)
Current portion of deferred revenue	(230)
Other non-current liabilities	(1,072)
Total purchase consideration	$7,109
Preliminary Allocation
(in thousands)
Accounts receivable, net	$449
Prepaid expenses and other current assets	262
Property and equipment	30
Goodwill	12,193
Customer related assets	3,868
Technology and software	2,552
Other assets	219
Accounts payable	(93)
Accrued expenses and other liabilities	(342)
Current portion of deferred revenue	(2,079)
Other non-current liabilities	(1,724)
Total purchase consideration	$15,335